Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		93 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (13,305,999)	$ (1,501,521)	$ (4,361,165)	$ (2,543,390)	$ (32,897,657)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation			5,622	92,596	1,007,176
Amortization			30,609	30,610	168,363
Depreciation and amortization	18,761	16,376
Stock based compensation expense	9,997,201	6,435	9,877	23,645	1,599,467
Discount amortization	4,592	34,813	60,581	363,858	1,648,452
Gain/loss on sale of assets	(2,426)			1,254	(28,648)
Loss on abandonment of patents		542	9,340		57,847
Changes in assets and liabilities:
Deposits and other assets	2,578	(177)	(54,516)	59,572	(94,220)
Prepaid expenses	(52,421)	11,050	(3,197)	(8,088)	505
Inventory					(986,674)
Accrued payroll and payroll related expenses	(183,496)	163,026	77,683	671,270	3,650,771
Accounts payable	(96,538)	(52,228)	(29,867)	(48,173)	682,319
Accrued interest	(101,553)	(448,401)	450,555	363,768	1,124,530
Fees payable to directors	(44,792)	(32,648)	(64,455)	63,000	468,546
Patent license payable	(10,000)	(15,833)	(15,833)	(6,667)	20,000
Other current liabilities	(12,613)	(4,424)	8,189	(1,242)	12,613
Lease settlement payable		(190,000)	(251,184)	(221,250)
Employee settlement					50,000
Net cash used in operating activities	(3,786,706)	(2,012,990)	(4,127,761)	(1,159,237)	(23,516,610)
Cash flows from investing activities:
Purchases of property and equipment		(8,757)	(30,259)		(729,163)
Proceeds from sale of property and equipment	2,426			4,014	112,759
Expenditures on patents	(9,135)	(13,334)	(29,696)	(35,155)	(650,967)
Net cash used in investing activities	(6,709)	(22,091)	(59,955)	(31,141)	(1,267,371)
Cash flows from financing activities:
Proceeds from the issuance of common stock	3,923,100				1,581,275
Proceeds from the issuance of series A preferred stock					6,714,860
Proceeds from the issuance of series B preferred stock					7,259,402
Proceeds from the exercise of stock options					2,663
Proceeds from the issuances of notes payable	2,076,000	2,453,973	5,550,403	1,180,000	13,716,167
Repayment of principal on notes payable	(550,408)		(1,148,076)	(49,950)	(4,267,976)
Net cash provided by financing activities	5,448,692	2,453,973	4,402,327	1,130,050	25,006,391
NET INCREASE (DECREASE) IN CASH	1,655,277	418,892	214,611	(60,328)	222,410
Cash at the beginning of the period	222,410	7,799	7,799	68,127
Cash at the end of the period	1,877,687	426,691	222,410	7,799	222,410
NON-CASH FINANCING AND INVESTING ACTIVITIES:
Issuance of stock for property and equipment					388,165
Issuance of stock for deposits and other assets					14,885
Conversion of convertible notes payable to series B preferred stock					743,990
Issuance of Series B Preferred stock warrants				140,592	1,653,044
Conversion of accrued interest into notes payable			467,438
Issuance of common stock warrants		358,003
Conversion of notes payable and accrued interest to common stock	11,125,167
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	$ 188,382	$ 225,574	$ 234,400	$ 4,500	$ 273,786